UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust

The fund's portfolio
6/30/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (138.2%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (100.9%)

Government National Mortgage Association Adjustable Rate Mortgages 2.125%, 7/20/26			$13,030	$13,301

Government National Mortgage Association Pass-Through Certificates
8.50%, 12/15/19			1,517	1,559
7.50%, 10/20/30			53,130	63,123
5.50%, 8/15/35			331	371
5.00%, TBA, 7/1/47			52,000,000	55,761,878
4.50%, with due dates from 6/20/34 to 4/20/46			31,537,416	33,855,384
4.50%, TBA, 7/1/47			31,000,000	32,937,500
4.00%, with due dates from 9/15/39 to 5/20/46			102,347,657	109,872,347
4.00%, TBA, 7/1/47			28,000,000	29,459,063
3.50%, with due dates from 7/15/42 to 5/20/46			191,380,430	199,503,299
3.50%, TBA, 7/1/47			135,000,000	139,809,375
3.00%, with due dates from 3/20/43 to 10/20/44			2,673,747	2,707,082
3.00%, TBA, 7/1/47			249,000,000	251,587,259

				855,571,541
U.S. Government Agency Mortgage Obligations (37.3%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45			839,033	919,155
4.00%, 9/1/45			1,659,431	1,769,174
3.50%, with due dates from 4/1/42 to 1/1/47			3,389,074	3,492,799
3.50%, TBA, 7/1/47			3,000,000	3,081,445
3.00%, with due dates from 3/1/43 to 6/1/46			4,171,792	4,185,433

Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 5/1/41			3,811,317	4,329,689
6.00%, TBA, 7/1/47			5,000,000	5,629,688
5.50%, 2/1/35			820,069	912,435
5.50%, TBA, 7/1/47			44,000,000	48,730,000
4.50%, with due dates from 4/1/41 to 10/1/46			4,218,836	4,561,012
4.50%, TBA, 7/1/47			49,000,000	52,552,500
4.00%, with due dates from 5/1/43 to 7/1/56(FWC)			28,691,603	30,479,792
3.50%, with due dates from 6/1/42 to 6/1/56			31,305,558	32,388,467
3.50%, TBA, 8/1/47			6,000,000	6,151,172
3.50%, TBA, 7/1/47			9,000,000	9,241,875
3.00%, with due dates from 9/1/42 to 3/1/47			43,409,821	43,591,438
2.50%, 3/1/43			66,123,556	64,057,195

				316,073,269

Total U.S. government and agency mortgage obligations (cost $1,175,887,610)				$1,171,644,810

MORTGAGE-BACKED SECURITIES (30.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (30.4%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 21.13%, 4/15/37			$217,855	$335,638
IFB Ser. 2976, Class LC, 20.171%, 5/15/35			1,506,149	2,203,787
IFB Ser. 3072, Class SM, 19.547%, 11/15/35			652,885	947,427
IFB Ser. 3249, Class PS, 18.451%, 12/15/36			216,531	302,784
IFB Ser. 3065, Class DC, 16.383%, 3/15/35			2,610,373	3,766,860
IFB Ser. 2990, Class LB, 13.984%, 6/15/34			1,487,940	1,788,141
IFB Ser. 4136, Class ES, IO, 5.091%, 11/15/42			5,300,961	747,892
IFB Ser. 4436, Class SC, IO, 4.991%, 2/15/45			12,025,964	2,161,066
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			4,634,135	900,412
Ser. 4024, Class PI, IO, 4.50%, 12/15/41			3,877,712	680,259
Ser. 4018, Class DI, IO, 4.50%, 7/15/41			2,559,463	363,875
Ser. 4329, Class MI, IO, 4.50%, 6/15/26			8,417,856	951,888
Ser. 4546, Class PI, IO, 4.00%, 12/15/45			13,575,992	2,073,054
Ser. 4601, Class IC, IO, 4.00%, 12/15/45			9,702,651	1,448,606
Ser. 4530, Class HI, IO, 4.00%, 11/15/45			7,447,072	1,143,870
Ser. 4500, Class GI, IO, 4.00%, 8/15/45			6,179,194	1,165,581
Ser. 4425, IO, 4.00%, 1/15/45			7,814,582	1,361,456
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			6,462,774	1,258,948
Ser. 4116, Class MI, IO, 4.00%, 10/1/42			11,412,513	2,201,668
Ser. 4019, Class JI, IO, 4.00%, 5/15/41			6,157,247	847,237
Ser. 3996, Class IK, IO, 4.00%, 3/15/39			7,349,366	627,831
Ser. 4015, Class GI, IO, 4.00%, 3/15/27			5,162,813	582,642
Ser. 4621, Class QI, IO, 3.50%, 10/15/46			22,317,184	3,655,332
Ser. 4165, Class AI, IO, 3.50%, 2/15/43			4,015,204	665,801
Ser. 4136, Class IQ, IO, 3.50%, 11/15/42			7,164,743	953,640
Ser. 4199, Class CI, IO, 3.50%, 12/15/37			6,317,506	476,972
FRB Ser. 57, Class 2A1, 3.478%, 7/25/43			19,928	21,501
FRB Ser. 59, Class 2A1, 3.32%, 10/25/43			12,448	12,338
Ser. 4150, Class DI, IO, 3.00%, 1/15/43			7,930,288	1,006,155
Ser. 4141, Class PI, IO, 3.00%, 12/15/42			7,621,529	890,804
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			11,695,950	1,235,794
Ser. 4165, Class TI, IO, 3.00%, 12/15/42			14,122,079	1,447,513
Ser. 4171, Class NI, IO, 3.00%, 6/15/42			8,525,866	888,907
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			6,190,748	572,644
Ser. 4201, Class JI, IO, 3.00%, 12/15/41			7,603,879	703,188
FRB Ser. 8, Class A9, IO, 0.441%, 11/15/28			1,527,861	21,008
FRB Ser. 59, Class 1AX, IO, 0.272%, 10/25/43			4,000,287	39,379
Ser. 48, Class A2, IO, 0.212%, 7/25/33			6,112,380	44,889
Ser. 315, PO, zero %, 9/15/43			8,869,696	7,135,923
Ser. 3369, Class BO, PO, zero %, 9/15/37			6,320	5,290
Ser. 3391, PO, zero %, 4/15/37			22,817	19,418
Ser. 3300, PO, zero %, 2/15/37			65,608	56,857
Ser. 3314, PO, zero %, 11/15/36			16,130	15,807
Ser. 3206, Class EO, PO, zero %, 8/15/36			5,105	4,501
Ser. 3175, Class MO, PO, zero %, 6/15/36			60,132	50,678
Ser. 3210, PO, zero %, 5/15/36			4,539	4,124
Ser. 3326, Class WF, zero %, 10/15/35			24,613	18,615
FRB Ser. 3117, Class AF, zero %, 2/15/36			13,253	10,064

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 32.603%, 7/25/36			367,304	668,846
IFB Ser. 05-74, Class NK, 21.419%, 5/25/35			1,303,345	1,822,941
IFB Ser. 06-8, Class HP, 20.108%, 3/25/36			471,340	736,779
IFB Ser. 07-53, Class SP, 19.741%, 6/25/37			559,880	823,774
IFB Ser. 05-122, Class SE, 18.844%, 11/25/35			386,682	522,083
IFB Ser. 08-24, Class SP, 18.824%, 2/25/38			2,142,155	2,924,221
IFB Ser. 05-75, Class GS, 16.602%, 8/25/35			222,281	289,440
IFB Ser. 05-106, Class JC, 16.353%, 12/25/35			786,243	1,149,757
IFB Ser. 05-83, Class QP, 14.232%, 11/25/34			202,606	248,596
IFB Ser. 11-4, Class CS, 10.468%, 5/25/40			1,222,544	1,407,471
IFB Ser. 11-123, Class KS, IO, 5.384%, 10/25/41			1,342,795	222,823
FRB Ser. 03-W11, Class A1, 4.404%, 6/25/33			810	847
FRB Ser. 04-W7, Class A2, 4.081%, 3/25/34			6,891	7,692
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42			6,146,621	1,074,900
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41			4,533,620	578,195
Ser. 12-104, Class HI, IO, 4.00%, 9/25/27			8,659,970	1,025,980
FRB Ser. 03-W14, Class 2A, 3.849%, 1/25/43			21,160	22,343
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46			24,850,431	3,934,320
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43			9,296,893	1,373,899
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42			2,654,415	345,605
Ser. 13-22, Class PI, IO, 3.50%, 10/25/42			6,573,701	1,220,677
Ser. 12-114, Class NI, IO, 3.50%, 10/25/41			11,499,742	1,783,032
FRB Ser. 03-W3, Class 1A4, 3.453%, 8/25/42			35,795	39,773
FRB Ser. 04-W2, Class 4A, 3.078%, 2/25/44			13,199	13,504
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43			6,094,466	667,953
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43			9,516,481	1,055,735
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			6,111,630	664,334
Ser. 13-8, Class NI, IO, 3.00%, 12/25/42			6,771,081	705,233
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42			5,821,254	414,473
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			4,241,712	343,579
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42			9,319,105	796,038
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41			7,432,429	741,013
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			7,092,647	471,803
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41			8,908,188	607,182
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41			6,896,991	462,098
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40			7,479,231	780,084
FRB Ser. 07-95, Class A3, 1.466%, 8/27/36			13,676,000	13,212,263
FRB Ser. 01-50, Class B1, IO, 0.404%, 10/25/41			557,405	6,619
Ser. 98-W5, Class X, IO, 0.317%, 7/25/28			3,027,008	147,567
Ser. 01-79, Class BI, IO, 0.299%, 3/25/45			1,629,425	14,958
Ser. 98-W2, Class X, IO, 0.049%, 6/25/28			9,773,508	476,459
Ser. 03-34, Class P1, PO, zero %, 4/25/43			88,142	73,154
Ser. 08-53, Class DO, PO, zero %, 7/25/38			162,076	147,774
Ser. 07-64, Class LO, PO, zero %, 7/25/37			30,244	27,887
Ser. 07-44, Class CO, PO, zero %, 5/25/37			90,788	75,461
Ser. 07-14, Class KO, PO, zero %, 3/25/37			11,307	9,457
Ser. 06-125, Class OX, PO, zero %, 1/25/37			2,140	1,802
Ser. 06-84, Class OT, PO, zero %, 9/25/36			3,062	2,586
Ser. 06-46, Class OC, PO, zero %, 6/25/36			5,051	4,215
Ser. 08-36, Class OV, PO, zero %, 1/25/36			35,418	30,905
FRB Ser. 88-12, Class B, zero %, 2/25/18			50	49

Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40			7,147,421	1,670,710
IFB Ser. 11-81, Class SB, IO, 5.533%, 11/16/36			3,969,084	331,498
IFB Ser. 13-182, Class SP, IO, 5.488%, 12/20/43			8,088,183	1,520,336
IFB Ser. 11-156, Class SK, IO, 5.388%, 4/20/38			9,444,926	2,018,853
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44			10,356,371	2,198,347
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44			6,868,393	1,454,176
Ser. 14-76, IO, 5.00%, 5/20/44			5,365,699	1,133,893
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43			7,458,452	1,395,259
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			3,088,341	653,351
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43			24,044,129	5,081,246
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			538,621	36,844
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			2,309,252	487,633
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			14,407,309	3,049,350
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			7,746,162	1,646,989
IFB Ser. 10-20, Class SC, IO, 4.938%, 2/20/40			1,945,167	336,456
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43			9,393,533	1,802,902
Ser. 12-129, IO, 4.50%, 11/16/42			4,147,754	961,118
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			3,303,389	433,834
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			8,963,867	1,756,559
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40			14,338,699	2,867,740
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			4,020,066	804,962
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			2,151,885	428,027
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39			9,571,886	2,089,173
Ser. 11-81, Class PI, IO, 4.50%, 12/20/37			348,973	1,009
IFB Ser. 14-119, Class SA, IO, 4.388%, 8/20/44			11,040,951	1,711,347
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45			9,479,949	1,585,123
Ser. 15-94, IO, 4.00%, 7/20/45			23,840,987	5,407,732
Ser. 15-64, Class IG, IO, 4.00%, 5/20/45			10,062,107	1,965,230
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			6,491,508	1,398,556
Ser. 15-40, IO, 4.00%, 3/20/45			6,014,118	1,271,739
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44			2,302,256	413,324
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43			14,265,996	1,885,965
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43			3,428,326	592,860
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			8,320,575	1,487,425
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			3,918,483	680,326
Ser. 14-104, IO, 4.00%, 3/20/42			9,110,087	1,575,772
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39			4,520,956	441,109
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39			4,520,060	348,897
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39			11,832,563	1,907,042
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46			14,125,544	1,785,709
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46			19,149,185	2,424,746
Ser. 16-4, Class JI, IO, 3.50%, 1/20/46			8,859,586	1,391,575
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45			4,086,110	826,167
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43			11,387,237	1,719,245
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43			9,630,365	1,461,639
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			4,435,926	692,758
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			4,138,637	646,662
Ser. 12-136, IO, 3.50%, 11/20/42			8,797,836	1,787,905
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41			4,557,411	614,225
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41			7,930,066	900,856
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41			2,790,591	201,511
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41			4,080,489	531,108
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			6,088,393	836,551
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39			3,726,760	350,774
Ser. 14-147, Class MI, IO, 3.50%, 7/20/39			8,161,208	503,710
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39			9,199,241	875,308
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37			11,140,443	1,435,745
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37			5,289,100	632,159
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36			11,050,788	1,196,678
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40			14,278,203	1,185,091
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40			4,685,422	398,392
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29			7,292,395	720,423
Ser. 16-H13, Class IK, IO, 2.583%, 6/20/66			17,872,771	2,356,972
Ser. 15-H22, Class GI, IO, 2.575%, 9/20/65			15,211,764	1,953,190
Ser. 17-H03, Class KI, IO, 2.573%, 1/20/67			18,638,529	2,391,845
Ser. 16-H23, Class NI, IO, 2.404%, 10/20/66			33,319,348	4,258,213
Ser. 17-H04, Class BI, IO, 2.403%, 2/20/67			12,692,214	1,769,041
Ser. 16-H04, Class HI, IO, 2.362%, 7/20/65			13,794,087	1,445,620
Ser. 17-H08, Class GI, IO, 2.32%, 2/20/67			13,177,110	1,844,795
Ser. 16-H24, Class JI, IO, 2.302%, 11/20/66			6,683,820	881,429
Ser. 15-H13, Class AI, IO, 2.29%, 6/20/65			18,303,014	1,956,135
Ser. 16-H27, Class GI, IO, 2.276%, 12/20/66			19,861,756	2,796,535
Ser. 15-H10, Class HI, IO, 2.271%, 4/20/65			21,587,115	2,050,776
Ser. 16-H07, Class PI, IO, 2.251%, 3/20/66			27,218,594	3,521,406
Ser. 17-H08, Class NI, IO, 2.194%, 3/20/67			12,040,114	1,441,202
Ser. 17-H06, Class MI, IO, 2.173%, 2/20/67			21,690,807	2,741,718
Ser. 16-H03, Class AI, IO, 2.165%, 1/20/66			15,340,581	1,601,173
FRB Ser. 15-H16, Class XI, IO, 2.128%, 7/20/65			11,943,040	1,276,711
Ser. 16-H24, IO, 2.096%, 9/20/66			14,362,506	1,732,477
Ser. 16-H17, Class DI, IO, 2.088%, 7/20/66			19,686,299	2,246,207
Ser. 16-H11, Class HI, IO, 2.082%, 1/20/66			44,805,785	4,872,629
Ser. 16-H06, Class AI, IO, 2.079%, 2/20/66			12,556,996	1,185,380
Ser. 16-H06, Class HI, IO, 2.061%, 2/20/66			13,269,882	1,261,966
Ser. 16-H01, Class HI, IO, 2.044%, 10/20/65			14,717,356	1,290,712
Ser. 15-H24, Class HI, IO, 2.034%, 9/20/65			20,186,416	1,602,801
Ser. 16-H18, Class QI, IO, 2.002%, 6/20/66			17,940,373	2,253,311
Ser. 15-H25, Class BI, IO, 1.993%, 10/20/65			13,059,036	1,324,186
Ser. 15-H20, Class CI, IO, 1.985%, 8/20/65			20,745,210	2,238,346
Ser. 15-H04, Class AI, IO, 1.937%, 12/20/64			20,445,552	1,814,543
Ser. 16-H04, Class KI, IO, 1.929%, 2/20/66			16,161,423	1,363,620
Ser. 16-H10, Class AI, IO, 1.904%, 4/20/66			23,396,956	1,890,474
Ser. 16-H06, Class DI, IO, 1.904%, 7/20/65			17,103,640	1,517,093
Ser. 15-H22, Class AI, IO, 1.902%, 9/20/65			21,262,210	2,113,464
Ser. 15-H23, Class TI, IO, 1.896%, 9/20/65			16,229,927	1,619,747
Ser. 15-H23, Class DI, IO, 1.84%, 9/20/65			8,041,316	762,671
Ser. 17-H09, IO, 1.775%, 4/20/67			10,840,155	1,195,669
Ser. 14-H21, Class AI, IO, 1.754%, 10/20/64			18,446,864	1,700,801
Ser. 17-H10, Class MI, IO, 1.725%, 4/20/67			13,085,850	1,287,648
Ser. 14-H25, Class BI, IO, 1.684%, 12/20/64			15,496,044	1,349,705
Ser. 17-H06, Class EI, 1.576%, 2/20/67			13,109,737	965,532
Ser. 16-H08, Class GI, IO, 1.434%, 4/20/66			12,982,292	841,253
FRB Ser. 11-H07, Class FI, IO, 1.236%, 2/20/61			53,142,902	2,093,830
Ser. 12-H11, Class FI, IO, 1.224%, 2/20/62			47,114,166	2,204,943
Ser. 11-H16, Class FI, IO, 1.035%, 7/20/61			36,488,184	1,649,266
Ser. 10-158, Class OP, PO, zero %, 12/20/40			7,123,250	6,073,138
Ser. 10-151, Class KO, PO, zero %, 6/16/37			795,289	684,633
Ser. 06-36, Class OD, PO, zero %, 7/16/36			9,774	8,245
Ser. 06-64, PO, zero %, 4/16/34			4,971	4,927

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27			283,006	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27			775,322	6,784
FRB Ser. 98-3, IO, zero %, 9/19/27			357,323	—
FRB Ser. 98-4, IO, zero %, 12/19/26			544,940	—

				257,390,654

Total mortgage-backed securities (cost $257,234,696)				$257,390,654

PURCHASED SWAP OPTIONS OUTSTANDING (1.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.214)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.214		$130,889,250	$117,800

1.495/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		157,067,100	61,256

(1.495)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		157,067,100	1,571

Citibank, N.A.

(2.124)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.124		78,533,550	1,104,182

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		11,518,300	1,052,888

2.25/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.25		104,711,400	871,199

(2.506)/3 month USD-LIBOR-BBA/Jul-47	Jul-17/2.506		42,513,000	649,599

(2.57)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		52,355,800	523,558

(1.975)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		52,355,800	482,197

(1.896)/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		33,612,000	405,361

(2.488)/3 month USD-LIBOR-BBA/Jul-47	Jul-17/2.488		21,256,500	375,602

2.57/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		52,355,800	349,213

1.975/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		52,355,800	334,554

1.6125/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.6125		209,422,800	263,873

1.896/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		33,612,000	171,421

2.34/3 month USD-LIBOR-BBA/Jul-47	Jul-17/2.34		42,513,000	56,117

2.326/3 month USD-LIBOR-BBA/Jul-47	Jul-17/2.326		21,256,500	22,957

1.9275/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.9275		78,533,550	12,565

2.08475/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.08475		52,355,700	3,665

(2.491)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.491		52,355,700	1,047

Credit Suisse International

2.3724/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.3724		26,375,900	329,699

(2.325)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.325		78,533,550	294,501

2.8472/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.8472		26,375,900	230,262

2.06375/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.06375		184,614,700	96,000

1.446/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.446		157,067,100	21,989

(2.7225)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.7225		157,067,100	4,712

Goldman Sachs International

2.525/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.525		26,177,900	405,496

(1.83)/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		31,832,000	303,359

1.884/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.884		157,067,100	171,203

(2.234)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.234		130,889,250	103,403

1.83/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		31,832,000	65,892

1.44/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.44		157,067,100	18,848

JPMorgan Chase Bank N.A.

(2.81025)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.81025		104,711,400	159,161

1.999/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.999		52,355,700	5,759

Total purchased swap options outstanding (cost $11,191,558)				$9,070,909

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-17/$99.88		$137,000,000	$841,180

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Aug-17/102.97		200,000,000	528,600

Total purchased options outstanding (cost $1,624,219)				$1,369,780

ASSET-BACKED SECURITIES (0.3%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 2.116%, 2/25/49			$2,723,333	$2,723,333

Total asset-backed securities (cost $2,723,333)				$2,723,333

SHORT-TERM INVESTMENTS (6.4%)(a)
			Principal amount/shares	Value

Interest in $275,000,000 joint tri-party repurchase agreement dated 6/30/17 with HSBC Bank USA, National Association due 7/3/17 - maturity value of $37,484,373 for an effective yield of 1.080% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 8.125% and due dates ranging from 7/31/17 to 11/15/45, valued at $280,501,996)			$37,481,000	$37,481,000

Putnam Government Money Market Fund 0.60%(AFF)		Shares	768,050	768,050

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88%(P)		Shares	940,000	940,000

U.S. Treasury Bills 0.853%, 8/10/17(SEGSF)(SEGCCS)			$3,766,000	3,762,535

U.S. Treasury Bills 0.864%, 8/3/17(SEGCCS)			1,659,000	1,657,782

U.S. Treasury Bills 0.811%, 7/20/17(SEGSF)(SEGCCS)			3,529,000	3,527,698

U.S. Treasury Bills 0.775%, 7/13/17(SEGSF)(SEGCCS)			5,216,000	5,214,879

U.S. Treasury Bills 0.801%, 7/6/17			933,000	932,941

Total short-term investments (cost $54,284,324)				$54,284,885

TOTAL INVESTMENTS

Total investments (cost $1,502,945,740)(b)				$1,496,484,371

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/17 (premiums $12,624,859) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.082/3 month USD-LIBOR-BBA/Jul-20	Jul-17/2.082	$52,355,700	$52
(1.728)/3 month USD-LIBOR-BBA/Jul-20	Jul-17/1.728	52,355,700	18,325
2.404/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.404	261,778,500	54,973
2.18/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.18	52,355,700	474,343
Citibank, N.A.

(1.891)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.891	52,355,700	524
(2.132)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.132	26,177,850	32,461
(2.152)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.152	52,355,700	82,198
2.291/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.291	52,355,700	124,607
2.4175/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.4175	78,533,550	135,863
(1.642)/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642	104,711,400	164,397
(2.0625)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/2.0625	209,422,800	228,271
1.642/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642	104,711,400	364,396
2.132/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.132	26,177,850	371,725
(2.257)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257	52,355,800	659,160
2.152/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.152	52,355,700	665,441
2.257/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257	52,355,800	980,101
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	52,355,700	1,085,334
2.204/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.204	157,067,100	1,281,665
Credit Suisse International

(1.8225)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.8225	157,067,100	12,565
(2.15375)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.15375	92,307,300	147,692
2.465/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.465	235,600,650	202,617
(2.5816)/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.5816	26,375,900	547,827
Goldman Sachs International

(1.674)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.674	157,067,100	1,571
(1.9245)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.9245	157,067,100	7,853
(1.779)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.779	157,067,100	42,408
2.419/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.419	261,778,500	49,738
(1.563)/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563	104,711,400	63,874
(2.805)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.805	26,177,900	185,078
(2.31)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.31	26,177,900	239,528
1.563/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563	104,711,400	270,155
JPMorgan Chase Bank N.A.

(1.799)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.799	104,711,400	105
2.534/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.534	52,355,700	285,339
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	11,494,000	404,164

Total			$9,184,350

WRITTEN OPTIONS OUTSTANDING at 6/30/17 (premiums $1,624,219) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Aug-17/$99.88	$137,000,000	$638,009
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Aug-17/102.97	200,000,000	1,394,600

Total			$2,032,609

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	$15,706,700	$(1,685,329)	$49,947
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	26,177,900	(523,558)	46,073
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	26,177,900	(1,023,556)	40,314
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	15,706,700	(553,661)	(3,770)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	26,177,900	(1,023,556)	(49,214)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	26,177,900	(523,558)	(70,680)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	15,706,700	(1,685,329)	(86,544)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	15,706,700	(553,661)	(225,548)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	15,706,700	1,419,100	452,353
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	26,177,900	1,006,540	123,560
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	15,706,700	1,419,100	90,785
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	26,177,900	1,006,540	(81,675)
Barclays Bank PLC

(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	26,177,900	(523,558)	44,764
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	15,706,700	(219,108)	24,345
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	26,177,900	(523,558)	(69,633)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	15,706,700	(219,108)	(116,858)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	26,177,900	(1,023,556)	36,387
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	26,177,900	(1,023,556)	(45,550)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	26,177,900	1,007,849	117,277
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	26,177,900	1,002,614	(76,963)
Goldman Sachs International

2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	3,141,300	(396,589)	20,670
(2.33)/3 month USD-LIBOR-BBA/Aug-27 (Purchased)	Aug-17/2.33	78,533,550	(596,855)	4,712
(2.5975)/3 month USD-LIBOR-BBA/Aug-27 (Purchased)	Aug-17/2.5975	157,067,100	(251,307)	(10,995)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	3,141,300	(396,589)	(20,230)
2.46/3 month USD-LIBOR-BBA/Aug-27 (Written)	Aug-17/2.46	235,600,650	848,162	(23,560)
JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	15,706,700	(2,193,048)	112,617
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	15,706,700	(2,193,048)	(413,557)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	15,706,700	1,491,351	559,316
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	15,706,700	1,491,351	(66,282)

Total			$(6,439,481)	$362,061

TBA SALE COMMITMENTS OUTSTANDING at 6/30/17 (proceeds receivable $88,770,039) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 3.00%, 7/1/47	$1,000,000	7/13/17	$997,852
Federal National Mortgage Association, 4.00%, 7/1/47	48,000,000	7/13/17	50,448,748
Federal National Mortgage Association, 3.50%, 7/1/47	6,000,000	7/13/17	6,161,250
Federal National Mortgage Association, 3.00%, 7/1/47	25,000,000	7/13/17	24,966,798
Federal National Mortgage Association, 2.50%, 7/1/47	6,000,000	7/13/17	5,779,687

Total			$88,354,335

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$480,896,300	(E)	$972,836	9/20/19	1.70%	3 month USD-LIBOR-BBA	$800,193
	65,029,700	(E)	337,331	9/20/27	2.20%	3 month USD-LIBOR-BBA	964,868
	158,662,800	(E)	333,448	9/20/22	1.90%	3 month USD-LIBOR-BBA	1,088,525
	19,374,200	(E)	(205,180)	9/20/47	3 month USD-LIBOR-BBA	2.45%	(616,727)
	56,769,000		(753)	6/27/27	2.15%	3 month USD-LIBOR-BBA	625,853
	26,300,000		(349)	6/26/27	3 month USD-LIBOR-BBA	2.11504%	(374,081)
	26,177,850	(E)	(347)	7/13/27	2.18%	3 month USD-LIBOR-BBA	232,976
	8,945,000		(119)	6/30/27	2.1965%	3 month USD-LIBOR-BBA	61,065
	68,218,000		(257)	7/5/19	1.60431%	3 month USD-LIBOR-BBA	7,758
	68,218,000		(257)	7/5/19	1.6076%	3 month USD-LIBOR-BBA	3,154

	Total		$1,436,353	$2,793,584
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$1,569,977	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$7,781
773,633	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,834
Barclays Bank PLC
727,291	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(2,260)
1,376,305	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,673
102,321	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	507
934,806	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,633
83,212	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	339
2,161,896	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(7,260)
32,384,998	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(108,758)
794,106	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(453)
3,583,834	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(12,036)
87,784	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	13
42,754	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(92)
42,754	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(92)
102,686	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(220)
100,863	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	400
17,178	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(37)
24,833,015	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(94,176)
904,787	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(2,811)
3,945,042	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(584)
2,450,279	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	5,248
2,869,653	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	7,655
1,496,919	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	222
3,615,725	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(16,404)
1,156,115	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,164
3,441,589	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(14,136)
25,728,439	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(89,719)
45,449,100	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	24,469
14,032,951	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(48,935)
5,116,000	—	7/3/22	(1.9225%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(7,316)
5,116,000	—	7/3/27	2.085%	USA Non Revised Consumer Price Index- Urban (CPI-U)	14,376
5,869,000	—	7/5/22	(1.89%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	1,603
5,869,000	—	7/5/27	2.05%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(4,335)
Citibank, N.A.
41,614	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(89)
Credit Suisse International
424,954	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,482)
42,754	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(92)
1,544,327	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,610
190,124	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(721)
3,239,215	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(14,696)
2,364,262	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,605
33,840	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	122
9,681,844	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	52,513
781,677	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,240
789,000	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,447
5,242,515	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	23,515
3,879,886	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,230)
Deutsche Bank AG
64,896	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	230
100,863	—	1/12/40	(4.50%)1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(400)
58,017	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	236
221,001	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	(998)
Goldman Sachs International
2,398,929	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	355
1,850,614	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	274
5,396,009	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(3,077)
2,076,960	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	308
3,415,434	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,042
3,415,434	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,042
3,160,916	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	1,702
1,187,461	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	639
2,043,972	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(4,378)
31,060	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(67)
2,051,065	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,170)
1,787,366	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	265
2,415,422	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	358
4,330,341	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	2,331
160,538	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	86
428,115	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	230
380,993	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	205
532,107	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	79
2,444,060	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	362
3,925,989	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	21,888
2,515,400	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	14,024
3,947,436	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(2,251)
3,162,723	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(14,348)
775,772	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,208
892,467	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(3,214)
4,492,414	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	(12,243)
JPMorgan Chase Bank N.A.
499,150	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,474
3,162,936	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(14,349)
JPMorgan Securities LLC
3,538,355	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	15,871
297,489	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,071)
14,648,563	—	1/12/42	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(81,669)

Total	$—	$(293,991)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through June 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $847,594,455.
(b)	The aggregate identified cost on a tax basis is $1,520,411,945, resulting in gross unrealized appreciation and depreciation of $4,843,678 and $28,771,252, respectively, or net unrealized depreciation of $23,927,574.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Affiliate	Fair value as of 9/30/16	Purchase Cost	Sale Proceeds	Investment Income	Shares outstanding and Fair value as of 6/30/17

Short-term investments
	Putnam Government Money Market Fund*	5,000,000	3,209,350	7,441,300	831	768,050
	Total Short-term investments	$5,000,000	$3,209,350	$7,441,300	$831	$768,050
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $717,440,490 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $209,398 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,600,653 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $381,761 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$2,723,333	$—
Mortgage-backed securities	—	254,333,965	3,056,689
Purchased options outstanding	—	1,369,780	—
Purchased swap options outstanding	—	9,070,909	—
U.S. government and agency mortgage obligations	—	1,171,644,810	—
Short-term investments	1,708,050	52,576,835	—

Totals by level	$1,708,050	$1,491,719,632	$3,056,689

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(2,032,609)	$—
Written swap options outstanding	—	(9,184,350)	—
Forward premium swap option contracts	—	362,061	—
TBA sale commitments	—	(88,354,335)	—
Interest rate swap contracts	—	1,357,231	—
Total return swap contracts	—	(293,991)	—

Totals by level	$—	$(98,145,993)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$14,770,140	$14,121,109

Total	$14,770,140	$14,121,109

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$375,900,000
Purchased swap option contracts (contract amount)		$2,041,900,000
Written TBA commitment option contracts (contract amount)		$451,500,000
Written swap option contracts (contract amount)		$2,340,400,000
Centrally cleared interest rate swap contracts (notional)		$824,100,000
OTC total return swap contracts (notional)		$310,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$5,505,329	$—	$—	$—	$—	$—	$—	$—	$5,505,329
	OTC Total return swap contracts*#	11,615	71,302	—	—	104,052	466	85,398	—	2,474	15,871	291,178
	Forward premium swap option contracts#	803,032	69,109	—	153,664	—	—	25,382	—	671,933	—	1,723,120
	Purchased swap options#	180,627	—	—	6,679,998	977,163	—	1,068,201	—	164,920	—	9,070,909
	Purchased options#	—	—	—	—	—	—	—	—	1,369,780	—	1,369,780
	Repurchase agreements	—	—	—	—	—	—	—	37,481,000	—	—	37,481,000

	Total Assets	$995,274	$140,411	$5,505,329	$6,833,662	$1,081,215	$466	$1,178,981	$37,481,000	$2,209,107	$15,871	$55,441,316

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	4,608,302	—	—	—		—	—	—	4,608,302
	OTC Total return swap contracts*#	—	409,624	—	89	36,221	1,398	40,748	—	14,349	82,740	585,169
	Forward premium swap option contracts#	517,431	186,491	—	122,513	—	—	54,785	—	479,839	—	1,361,059
	Written swap options#	547,693	—	—	6,176,143	910,701	—	860,205	—	689,608	—	9,184,350
	Written options#	—	—	—	—	—	—	—	—	2,032,609	—	2,032,609
	Reverse repurchase agreements	—	—	—	—	—	—	—	—	—	—	—

	Total Liabilities	$1,065,124	$596,115	$4,608,302	$6,298,745	$946,922	$1,398	$955,738	$—	$3,216,405	$82,740	$17,771,489

	Total Financial and Derivative Net Assets	$(69,850)	$(455,704)	$897,027	$534,917	$134,293	$(932)	$223,243	$37,481,000	$(1,007,298)	$(66,869)	$37,669,827
	Total collateral received (pledged)##†	$30,000	$(381,761)	$—	$534,917	$—	$—	$209,398	$37,481,000	$—	$—
	Net amount	$(99,850)	$(73,943)	$897,027	$—	$134,293	$(932)	$13,845	$—	$(1,007,298)	$(66,869)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 25, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 25, 2017